Supplement to the currently effective STATEMENT OF ADDITIONAL INFORMATION

Deutsche Global Income Builder VIP

Kevin Bliss has been added as a portfolio manager of the fund and, together with John D. Ryan, Darwei Kung and Di Kumble, is responsible for the day-to-day management of the fund.

The following information replaces the existing tables for Deutsche Global Income Builder VIP in “Appendix I-D – Portfolio Management” of the fund’s Statement of Additional Information. The information for John D. Ryan, Darwei Kung and Di Kumble is provided as of December 31, 2016, and the information for Kevin Bliss is provided as of September 30, 2017:

Fund Ownership of Portfolio Managers

Name of Portfolio Manager	Dollar Range of Fund Shares Owned	Dollar Range of All Deutsche Fund Shares Owned
John D. Ryan	$0	$10,001 - $50,000
*Darwei Kung	$0	$100,001 - $500,000
Di Kumble	$0	$10,001 - $50,000
Kevin Bliss	$0	$0

*Although the Portfolio Manager does not have an investment in this variable annuity fund, the Portfolio Manager does hold $10,001 - $50,000 in Deutsche Global Income Builder Fund, the retail mutual fund that has the same investment strategy.

Conflicts of Interest

Other SEC Registered Investment Companies Managed:

Name of Portfolio Manager	Number of Registered Investment Companies	Total Assets of Registered Investment Companies	Number of Investment Company Accounts with Performance- Based Fee	Total Assets of Performance- Based Fee Accounts
John D. Ryan	11	$5,450,710,465	0	$0
Darwei Kung	13	$5,544,307,631	0	$0
Di Kumble	8	$6,919,716,430	0	$0
Kevin Bliss	3	$506,072,405	0	$0

December 4, 2017

SAISTKR-395

Other Pooled Investment Vehicles Managed:

Name of Portfolio Manager	Number of Pooled Investment Vehicles	Total Assets of Pooled Investment Vehicles	Number of Pooled Investment Vehicle Accounts with Performance-Based Fee	Total Assets of Performance- Based Fee Accounts
John D. Ryan	0	$0	0	$0
Darwei Kung	0	$0	0	$0
Di Kumble	0	$0	0	$0
Kevin Bliss	0	$0	0	$0

Other Accounts Managed:

Name of Portfolio Manager	Number of Other Accounts	Total Assets of Other Accounts	Number of Other Accounts with Performance-Based Fee	Total Assets of Performance-Based Fee Accounts
John D. Ryan	0	$0	0	$0
Darwei Kung	1	$257,000,000	0	$0
Di Kumble	20	$4,543,823,421	0	$0
Kevin Bliss	0	$0	0	$0

Please Retain This Supplement for Future Reference